EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 110	$ 89
Expense arising from cash-settled share-based payment transactions	681	104
Total expense arising from share-based payment transactions	791	193
Effect of hedging program	(670)	(99)
Expense from share-based payment transactions with employees	$ 121	$ 94